Fair Value Measurements Nonrecurring Measurements (Details) - USD ($) $ in Millions		3 Months Ended														9 Months Ended	12 Months Ended
		Sep. 30, 2017		Jun. 30, 2017 [5]	Dec. 31, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015 [3]	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of goodwill																	$ 0	$ 0		$ 1,098
Impairment of equity-method investments																	0	430		1,359
Other Asset Impairment Charges																	1,248	873		209
Delaware Basin Gas Gathering System [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments																		59		503
Appalachia Midstream Investments [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments																		294		562
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Williams Partners [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of goodwill																$ 0
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Williams Partners [Member] | Minimum [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Discount rate											10.00%
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Williams Partners [Member] | Maximum [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Discount rate											13.00%
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Property, plant, and equipment, net [Member] | Williams Partners [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of property, plant, and equipment							$ 18	[1]			$ 13	[2]			$ 17					13	[2]
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Property, plant, and equipment, net [Member] | Other [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of property, plant, and equipment		$ 32	[4]	$ 18	$ 73						40	[6]						73		40	[6]
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Investments [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of investment									$ 0		58									58
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Investments [Member] | Williams Partners [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of investment					$ 1,295	[7]			$ 1,294	[8]	$ 4,017	[9]	$ 1,203	[10]		$ 1,203 [10]		1,295	[7]	4,017	[9]
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Investments [Member] | Williams Partners [Member] | Minimum [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Discount rate									13.00%		10.80%
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Investments [Member] | Williams Partners [Member] | Maximum [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Discount rate									13.30%		14.40%
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Investments [Member] | Williams Partners [Member] | Delaware Basin Gas Gathering System [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Discount rate													11.80%
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Investments [Member] | Williams Partners [Member] | Appalachia Midstream Investments [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Discount rate					10.20%								8.80%
Canadian Operations [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Assets Held For Sale [Member] | Williams Partners [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	[11]						924
Canadian Operations [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Assets Held For Sale [Member] | Other [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	[11]						206
Impairment Of Goodwill [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Williams Partners [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of goodwill											$ 1,098
Impairment Of Certain Assets [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets																		873		209
Other Asset Impairment Charges																	1,248
Impairment Of Certain Assets [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets	[12]																23	70		31
Impairment Of Certain Assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets																		803		178
Other Asset Impairment Charges																	$ 1,225
Impairment Of Certain Assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Williams Partners [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets							48	[1]			94	[2]			$ 20
Impairment Of Certain Assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Other [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets		$ 68	[4]	$ 23	$ 8						64	[6]
Impairment Of Certain Assets [Member] | Canadian Operations [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Williams Partners [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down	[11]						341
Impairment Of Certain Assets [Member] | Canadian Operations [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Other [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down	[11]						$ 406
Impairment Of Equity-Method Investments [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments																		$ 430		$ 1,359
Impairment Of Equity-Method Investments [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments									$ 3		8
Impairment Of Equity-Method Investments [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Williams Partners [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments					$ 318	[7]			$ 109	[8]	890	[9]	$ 461	[10]
West G And P [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Williams Partners [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of goodwill											$ 0
Marcellus South [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Property Plant And Equipment, Net And Intangible Assets, Net Of Accumulated Amortization [Member] | Williams Partners [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Discount rate		11.10%
Property Plant And Equipment And Intangibles, Fair Value Disclosure	[13]	$ 21
Marcellus South [Member] | Impairment Of Certain Assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Williams Partners [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Other Asset Impairment Charges	[13]	$ 115
Mid Continent [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Property Plant And Equipment, Net And Intangible Assets, Net Of Accumulated Amortization [Member] | Williams Partners [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Discount rate		10.20%
Property Plant And Equipment And Intangibles, Fair Value Disclosure	[14]	$ 439
Mid Continent [Member] | Impairment Of Certain Assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Williams Partners [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Other Asset Impairment Charges	[14]	$ 1,019

[1]	Relates to certain gathering assets within the Mid-Continent region. The estimated fair value was determined by a market approach based on our analysis of observable inputs in the principal market.
[2]	Relates to a gas processing plant, the completion of which is considered remote due to unfavorable impact of low natural gas prices on customer drilling activities. The assessed fair value primarily represents the estimated salvage value of certain equipment measured using a market approach based on our analysis of observable inputs in the principal market.
[3]	Relates to certain surplus equipment. The estimated fair value was determined by a market approach based on our analysis of observable inputs in the principal market.
[4]	Relates to an NGL pipeline near the Houston Ship Channel region which we anticipate will be underutilized for the foreseeable future. The estimated fair value was primarily determined by using a market approach based on our analysis of observable inputs in the principal market.
[5]	Relates primarily to project development costs associated with an olefins pipeline project in the Gulf Coast region, the likelihood of completion of which is now considered remote. The estimated fair value of the remaining pipe and equipment considered a market approach based on our analysis of observable inputs in the principal market, as well as an estimate of replacement cost.
[6]	Relates to an olefins pipeline project, the completion of which is considered remote due to lack of customer interest. The assessed fair value primarily represents the estimated fair value of unused pipeline measured using a market approach based on our analysis of observable inputs in the principal market.
[7]	Relates to Williams Partners’ previously held interest in Ranch Westex and multiple Appalachia Midstream Investments currently held. The historical carrying value of these equity-method investments was initially recorded based on estimated fair value during the third quarter of 2014 in conjunction with the acquisition of ACMP. We estimated the fair value of these Appalachia Midstream Investments using an income approach based on expected future cash flows and appropriate discount rates. The determination of estimated future cash flows involved significant assumptions regarding gathering volumes, rates, and related capital spending. The discount rate utilized for the Appalachia Midstream Investments evaluation was 10.2 percent and reflected an estimated cost of capital as impacted by market conditions and risks associated with the underlying businesses. In addition to utilizing an income approach, we also considered a market approach for certain Appalachia Midstream Investments and Ranch Westex based on an agreement reached in February 2017 to exchange our interests in DBJV and Ranch Westex for additional interests in certain Appalachia Midstream Investments and cash. (See Note 5 – Investing Activities).
[8]	Relates to Williams Partners’ previously held interest in DBJV and currently held equity-method investment in Laurel Mountain. Our carrying values in these equity-method investments had been written down to fair value at December 31, 2015. Our first-quarter 2016 analysis reflected higher discount rates for both of these equity-method investments, along with lower natural gas prices for Laurel Mountain. We estimated the fair value of these equity-method investments using an income approach based on expected future cash flows and appropriate discount rates. The determination of estimated future cash flows involved significant assumptions regarding gathering volumes and related capital spending. Discount rates utilized ranged from 13.0 percent to 13.3 percent and reflected increases in the estimated cost of capital, revised estimates of expected future cash flows, and risks associated with the underlying businesses.
[9]	Relates to Williams Partners’ previously held interest in DBJV, as well as equity-method investments in certain of the Appalachia Midstream Investments, UEOM, and Laurel Mountain, all of which are currently held. We estimated the fair value of these equity-method investments using an income approach based on expected future cash flows and appropriate discount rates. The determination of estimated future cash flows involved significant assumptions regarding gathering volumes and related capital spending. Discount rates utilized ranged from 10.8 percent to 14.4 percent and reflected further fourth-quarter 2015 increases in the estimated cost of capital, revised estimates of expected future cash flows, and risks associated with the underlying businesses.
[10]	Relates to Williams Partners’ previously held interest in DBJV and certain of the Appalachia Midstream Investments currently held. The historical carrying value of these equity-method investments was initially recorded based on estimated fair value during the third quarter of 2014 in conjunction with the acquisition of ACMP. We estimated the fair value of these equity-method investments using an income approach based on expected future cash flows and appropriate discount rates. The determination of estimated future cash flows involved significant assumptions regarding gathering volumes and related capital spending. Discount rates utilized were 11.8 percent and 8.8 percent for DBJV and certain of the Appalachia Midstream Investments, respectively, and reflected an estimated cost of capital as impacted by market conditions, and risks associated with the underlying businesses.
[11]	Relates to our Canadian operations. We designated these operations as held for sale as of June 30, 2016. As a result, we measured the fair value of the disposal group, resulting in an impairment charge. The estimated fair value was determined by a market approach based primarily on inputs received in the marketing process and reflected our estimate of the potential assumed proceeds. We disposed of our Canadian operations through a sale during the third quarter of 2016. (See Note 2 – Acquisitions and Divestitures).
[12]	Reflects multiple individually insignificant impairments and write-downs of other certain assets that may no longer be in use or are surplus in nature for which the fair value was determined to be lower than the carrying value.
[13]	Relates to certain gathering operations in the Marcellus South region resulting from an anticipated decline in future volumes following a third-quarter 2017 shut-in by the primary producer. The estimated fair value was determined by the income approach utilizing a discount rate of 11.1 percent, reflecting an estimated cost of capital and risks associated with the underlying assets.
[14]	Relates to certain gathering operations in the Mid-Continent region. During the third quarter of 2017, we received solicitations and engaged in negotiations for the sale of certain of these assets which led to our impairment evaluation. The estimated fair value was determined using an income approach and incorporated market inputs based on ongoing negotiations for a potential sale of a portion of the underlying assets. For the income approach, we utilized a discount rate of 10.2 percent, reflecting an estimated cost of capital and risks associated with the underlying assets.